Liquidity (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Feb. 02, 2022	Aug. 23, 2021	Jul. 27, 2021	Feb. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Liquidity [Line Items]
Cash					$ 27,605	$ 1,859
Proceeds from issuance of common stock for exercise of warrant			$ 9,200		$ 16,699
Issuance of common stock for exercise of warrants and Unit Purchase Options (in shares)					3,830,586
Common stock issued for consulting services (in shares)					4,834,045
Non-cash consulting expense					$ 53,837
Private Placement
Schedule of Liquidity [Line Items]
Common stock issued (in shares)		2,727,273
Price per share		$ 11.00		$ 3.195
Proceeds from issuance of common stock		$ 27,400		$ 25,000
Preferred Investment Options
Schedule of Liquidity [Line Items]
Price per share		$ 12.00		$ 3.07
Preferred Investment Options | Maximum
Schedule of Liquidity [Line Items]
Common stock issued (in shares)		2,727,273
General and Administrative Expense [Member]
Schedule of Liquidity [Line Items]
Non-cash consulting expense					$ 53,800
Subsequent Event [Member] | Private Placement
Schedule of Liquidity [Line Items]
Common stock issued (in shares)	7,824,727
Price per share	$ 3.195
Proceeds from issuance of common stock	$ 25,000
Subsequent Event [Member] | Preferred Investment Options
Schedule of Liquidity [Line Items]
Price per share	$ 3.07